UNREALIZED LOSSES ON SECURITIES (Schedule of Gross Unrealized Losses and Fair Value) (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2014	Jun. 30, 2013
Less Than Six Months
Fair Value	$ 73,738	$ 73,885
Gross Unrealized Losses	(1,133)	(641)
Six through Twelve Months
Fair Value	30,320	3,622
Gross Unrealized Losses	(643)	(47)
Twelve Months or Greater
Fair Value	22,550	5,009
Gross Unrealized Losses	(439)	(11)
Total
Fair Value	126,608	82,516
Gross Unrealized Losses	(2,215)	(699)
U.S. Government Agency Securities [Member]
Less Than Six Months
Fair Value		9,667
Gross Unrealized Losses		(328)
Six through Twelve Months
Fair Value
Gross Unrealized Losses
Twelve Months or Greater
Fair Value	9,882
Gross Unrealized Losses	(118)
Total
Fair Value	9,882	9,667
Gross Unrealized Losses	(118)	(328)
Corporate Debt Securities [Member]
Less Than Six Months
Fair Value		15,042
Gross Unrealized Losses		(78)
Six through Twelve Months
Fair Value		2,322
Gross Unrealized Losses		(29)
Twelve Months or Greater
Fair Value
Gross Unrealized Losses
Total
Fair Value		17,364
Gross Unrealized Losses		(107)
Foreign Debt Securities [Member]
Less Than Six Months
Fair Value			[1]
Gross Unrealized Losses			[1]
Six through Twelve Months
Fair Value		518	[1]
Gross Unrealized Losses		(5)	[1]
Twelve Months or Greater
Fair Value			[1]
Gross Unrealized Losses			[1]
Total
Fair Value		518	[1]
Gross Unrealized Losses		(5)	[1]
Agency [Member]
Less Than Six Months
Fair Value	73,738	49,176
Gross Unrealized Losses	(1,133)	(235)
Six through Twelve Months
Fair Value	30,320	782
Gross Unrealized Losses	(643)	(13)
Twelve Months or Greater
Fair Value	12,668	4,900
Gross Unrealized Losses	(321)	(8)
Total
Fair Value	116,726	54,858
Gross Unrealized Losses	(2,097)	(256)
Private-label [Member]
Less Than Six Months
Fair Value
Gross Unrealized Losses
Six through Twelve Months
Fair Value
Gross Unrealized Losses
Twelve Months or Greater
Fair Value		109
Gross Unrealized Losses		(3)
Total
Fair Value		109
Gross Unrealized Losses		$ (3)

[1]	U.S. dollar-denominated investment-grade corporate bonds of large foreign corporate issuers.